PREPAID EXPENSES AND OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 94,087	$ 79,336
Severance pay fund	13,511	13,201
Prepaid expenses	39,875	27,912
Other	6,187	3,585
Prepaid Expense and Other Assets, Noncurrent	$ 153,660	$ 124,034